Inventories	9 Months Ended
Sep. 30, 2025
Notes and other explanatory information [abstract]
Inventories

4.	Inventories

The Company had the following inventories at the end of each reporting period:

	September 30,	December 31,
	2025	2024
	$	$
Raw materials	660	737
Work in progress	738	1,655
Finished goods	361	299
	1,759	2,691

Inventories expensed to cost of goods sold during the three-month period ended September 30, 2025, are $841 (September 30, 2024 - $887) and the nine-month period ended September 30, 2025, are $3,430 (September 30, 2024 - $3,354).

During the three-months ended September 30, 2025, the Company recorded an inventory write-down of $76 in the condensed interim consolidated financial statements to reflect inventory at the lower of cost and net realizable value. This write-down relates to the decision to suspend operations for the cosmeceutical product line.